EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 12:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

1.	Numerator:

	Six months ended June 30,
	2026	2025

Net income available to holders of ordinary shares	$13,381	$3,834

2.	Denominator:

	Six months ended June 30,
	2026	2025

Weighted average number of shares	75,766,488	57,081,120
Add – stock options and PSUs	2,574,768	108,286
Denominator for diluted earnings per share	78,341,256	57,189,406

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 0 and 4,780,710 for the six months ended June 30, 2026 and 2025, respectively. In addition, the potential Ordinary shares related to Additional Earn-Out Consideration, as defined in Note 15, were also excluded from the calculation of diluted earnings per share, as their issuance is contingent upon the achievement of certain financial results. Such results had not been achieved as of June 30, 2026 and 2025.